Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE AGGRESSIVE ALLOCATION FUND

Administrator Class

Supplement dated July 1, 2010, to the Prospectus dated February 1, 2010, as previously supplemented.

This supplement contains important information about the above-referenced Fund.

Fund shareholders have approved the proposed reorganization of the Fund into the Wells Fargo Advantage Growth Balanced Fund.   Effective July 1, 2010, we will re-allocate the Fund’s assets to align the Fund’s asset allocation with that of Wells Fargo Advantage Growth Balanced Fund.   Until the reorganization occurs, the Fund may not achieve its objective. Accordingly, the paragraphs under the heading “Principal Investments” and the tables appearing under the heading “Portfolio Allocation and Management” in the Section of the Prospectus entitled “The Funds—Aggressive Allocation Fund” are hereby deleted and replaced with the following.

Principal Investments

The Fund’s “neutral” target allocation is as follows:

• 65% of the Fund’s total assets in equity securities; and

• 35% of the Fund’s total assets in fixed income securities.

Portfolio Allocation and Management

Target Allocations	Neutral Target Allocation	Target Allocation Ranges
Equity Styles	65%	50-80%
Fixed Income Styles	35%	20-50%

Investment Style/Portfolios	Neutral Target Allocation			Sub-Adviser
Equity Styles	65.00%
Large Cap Blend Style		16.25%
Index Portfolio			16.25%	Wells Capital Management Incorporated
Large Cap Value Style		16.25%
Equity Income Portfolio			5.42%	Wells Capital Management Incorporated
C&B Large Cap Value Portfolio			5.42%	Cooke & Bieler, L. P.
Equity Value Portfolio			5.41%	Systematic Financial Management, L.P.
Large Cap Growth Style		16.25%
Disciplined Growth Portfolio			3.25%	Smith Asset Management Group, L. P.
Large Cap Appreciation Portfolio			1.625%	Cadence Capital Management, LLC
Large Company Growth Portfolio			11.375%	Peregrine Capital Management, Inc.
Small Cap Style		6.50%
Emerging Growth Portfolio			0.76%	Wells Capital Management Incorporated
Small Cap Index Portfolio			2.17%	Wells Capital Management Incorporated
Small Company Growth Portfolio			1.40%	Peregrine Capital Management, Inc.
Small Company Value Portfolio			0.22%	Peregrine Capital Management, Inc.
Strategic Small Cap Value Portfolio			1.95%	Wells Capital Management Incorporated
International Style		9.75%
International Value Portfolio			2.44%	LSV Asset Management
International Core Portfolio			2.44%	Evergreen Investments
International Index Portfolio			2.44%	SSgA Funds Management, Inc.
International Growth Portfolio			2.43%	Artisan Partners Limited Partnership
Fixed Income Styles	35.00%
Managed Fixed Income Portfolio			24.50%	Galliard Capital Management, Inc.
Total Return Bond Portfolio			7.00%	Wells Capital Management Incorporated
Inflation-Protected Bond Portfolio			3.50%	Wells Capital Management Incorporated

Total Fund Assets	100.00%

AFAM070/P503SP